Accrued Expenses and Other Current Liabilities	12 Months Ended
Aug. 31, 2019
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

12.   Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Salary and welfare payable	421,380	585,410	81,826
Other taxes payable	29,551	35,171	4,916
Accrued expenses	39,851	61,116	8,542
Deposits from franchisees	21,530	20,600	2,879
Payables for leasehold improvement	24,224	29,467	4,119
Payables for long term investments	25,290	47,580	6,651
Interest payable	4,260	24,215	3,385
Others	13,447	12,833	1,793
	579,533	816,392	114,111